EQUITY - Analysis of other comprehensive income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments at fair value through other comprehensive income:
Net unrealized (gain) loss	S/ 196,152	S/ 606,276	S/ (583,385)
Transfer of realized gains on available-for-sale investments to profit or loss, net of realized losses	440,416	420,987	(38,983)
Amounts removed from equity and adjusted against fair value of financial assets on reclassification out of fair value through other comprehensive income measurement category, net of tax	52,263	(745)	(1,909)
Sub total	688,831	1,026,518	(624,277)
Non-controlling interest	13,814	16,082	(6,397)
Income tax	11,717	22,259	(11,831)
Total investments at fair value through other comprehensive income	714,362	1,064,859	(642,505)
Available-for-sale investments:
Sub total	710,254	290,160	(554,720)
Cash flow hedge:
Net (losses) gains on cash flow hedges	(68,001)	(62,002)	73,263
Transfer of net realized losses (gains) on cash flow hedges derivatives to profit or loss	55,784	35,059	(43,643)
Sub total	(12,469)	(27,561)	30,299
Non-controlling interest	(252)	(618)	679
Income tax	(3,933)	(10,290)	10,942
Other comprehensive income, before tax, cash flow hedges	(16,402)	(37,851)	41,241
Other reserves:
Insurances reserves	(234,107)	(658,491)	0
Non-controlling interest	(2,867)	(8,065)	0
Income tax	(26,846)	0	0
Other comprehensive income, before tax, insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss	(263,820)	(666,556)	0
Foreign exchange translation:
Exchange gains or losses	259,572	(58,862)	45,634
Net movement in hedges of net investments in foreign businesses	(1,219)	0	0
Sub total	258,353	(58,862)	45,634
Non-controlling interest	(1,301)	539	21
Other comprehensive income, net of tax, exchange differences on translation	257,052	(58,323)	45,655
Equity instruments at fair value through other comprehensive income -
Net unrealized gains	76,849	97,514	20,840
Non-controlling interest	(165)	(3)	(37)
Income tax	(3,414)	(5,999)	168
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	73,270	91,512	20,971
Attributable to:
Other comprehensive income	786,938	387,671	(533,917)
Equity attributable to owners of parent, Total
Equity instruments at fair value through other comprehensive income -
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	73,270	91,512	20,971
Attributable to:
Other comprehensive income	777,709	379,736	(528,183)
Non-controlling interest
Attributable to:
Other comprehensive income	9,229	7,935	(5,734)
Cash flow hedge reserve
Cash flow hedge:
Sub total	(12,217)	(26,943)	29,620
Other comprehensive income, before tax, cash flow hedges	(16,402)	(37,851)	41,241
Attributable to:
Other comprehensive income	S/ (12,217)	S/ (26,943)	S/ 29,620